Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,071	$ 2,590	$ 6,012	$ 3,585
Operating expenses
Cost of revenue	1,497	2,090	6,160	4,709
Selling, general and administrative	2,904	2,882	14,540	12,943
Research and development	702	1,347	5,129	4,351
Total operating expenses	5,103	6,319	25,829	22,003
Loss from operations	(4,032)	(3,729)	(19,817)	(18,418)
Interest expense, net	(374)	(780)	(3,254)	(2,235)
Other income (expense), net	(2,535)	2,118	(16,594)	(9,409)
Loss before provision for income taxes	(6,941)	(2,391)	(39,665)	(30,062)
Provision for income taxes			6	2
Net loss	$ (6,941)	$ (2,391)	$ (39,671)	$ (30,064)
Weighted-average shares used in computing net loss per share attributable to common stockholders	29,292,167	25,157,539	25,623,837	24,785,935
Net loss per share attributable to common stockholders, basic	$ (0.24)	$ (0.1)	$ (1.55)	$ (1.21)
Net loss per share attributable to common stockholders, diluted	$ (0.24)	$ (0.1)	$ (1.55)	$ (1.21)